Short-term investments (Tables)	12 Months Ended
Dec. 31, 2017
Minco Silver Corp [Member]
Disclosure of Short-term investments [Line Items]
Disclosure of detailed information regarding short term investments [text Block]
As at December 31, 2017, short-term investments consisted of the following:

	Currency	Amount ($)	Term	Interest per annum
Corporate bonds	USD	4,032,685	June 18, 2018 to November 4, 2019	3.22 % to 4.93%
Term deposit	USD	3,498,917	April 30, 2018	1.8 to 2.14%
Term deposit	RMB	15,441,479	6 to 12 months	1.6% to 2.15%
Term deposit	CAD	2,365,000	October 10, 2018	2.05%
		25,338,081